Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000219897
Shareholder Report [Line Items]
Fund Name	Range India Financials ETF
Class Name	Range India Financials ETF
Trading Symbol	INDF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Range India Financials ETF (the "Fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rangeetfs.com/investor-materials. You can also request this information by contacting us at 855-726-4388.
Additional Information Phone Number	855-726-4388
Additional Information Website	https://rangeetfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Range India Financials ETF	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 10,712,571
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 38,431
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,712,571	20	$38,431	8%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Financials	104.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
HDFC Bank	20.4%
ICICI Bank	19.9%
Axis Bank	8.3%
State Bank of India	4.9%
HDFC Life Insurance	4.7%
Kotak Mahindra Bank	4.5%
Shriram Finance	4.4%
Bajaj Finance	4.4%
Bajaj Finserv	4.3%
SBI Life Insurance	4.2%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten chart.

Updated Prospectus Phone Number	855-726-4388
Updated Prospectus Web Address	https://rangeetfs.com/investor-materials